Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
23. Short-Term Debt
Short-term debt and the related weighted-average interest rates
millions of Canadian dollars	2020	Weighted average interest rate	2019	Weighted average interest rate
Tampa Electric Company ("TEC")
Advances on accounts receivable and revolving credit facilities	$987	0.89%	$452	2.56%
Emera
Non-revolving term facility	400	0.94%	399	2.69%
Bank indebtedness	-	-%	6	-%
TECO Finance
Advances on revolving credit and term facilities	205	1.46%	656	2.39%
NMGC
Advances on revolving credit facilities	21	1.22%	8	2.70%
GBPC
Advances on revolving credit facilities	11	5.25%	10	5.25%
NSPI
Bank indebtedness	1	-%	6	-%
Short-term debt	$1,625		$1,537

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2020	2019
Tampa Electric Company - revolving credit facility	2023	$1,019	$520
TECO Energy/TECO Finance - revolving credit facility	2023	509	520
Emera - non-revolving term facility	2021	400	400
TEC - term loan	2021	382	-
TEC - accounts receivable revolving credit facility	2021	191	195
NMGC - revolving credit facility	2023	159	162
GBPC - revolving credit facility	on demand	17	17
TECO Energy/TECO Finance - term credit facility		-	649
Total		2,677	2,463
Less:
Advances under revolving credit and term facilities		1,624	1,525
Letters of credit issued within the credit facilities		4	3
Total advances under available facilities		1,628	1,528
Available capacity under existing agreements		$1,049	$935